TRADE ACCOUNTS RECEIVABLE - Changes in impairment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TRADE ACCOUNTS RECEIVABLE
Financial assets at beginning of year	R$ 9,451,689
Financial assets at end of year	8,112,935	R$ 9,451,689
Trade accounts receivable
TRADE ACCOUNTS RECEIVABLE
Financial assets at beginning of year	4,999,004
Financial assets at end of year	4,875,394	4,999,004
Trade accounts receivable | Impairment
TRADE ACCOUNTS RECEIVABLE
Financial assets at beginning of year	(92,587)	(107,772)	R$ (137,146)
Impairment on financial assets during the year	(37,609)	(29,445)	(55,731)
Recoveries in the year	26,719	29,364	56,088
Write-offs	9,736	11,313	9,892
Loss of control of subsidiary			23,203
Exchange variation	3,855	3,953	(4,078)
Financial assets at end of year	R$ (89,886)	R$ (92,587)	R$ (107,772)